UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Chech here if Amendmenr [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Terry Jolly
Address:                     1100 Louisiana
                             Suite 4810
                             Houston, Texas 77002

13F File Number:             801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Terry Jolly
Title:                       Vice President
Phone:                       713-759-2070
Signature, Place and Date of Signing:

    Terry Jolly   Houston, Texas    October 04, 1999

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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

Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole
Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ----
------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1746        28500   X
                 28500
Apache Corp              Common    037411105       7536       174500   X
                174500
Ashland Oil              Common    044204105        538        16000   X
                 16000
Atlantic Richfield       Common    048825103       6698        75158   X
                 75158
BP Amoco P.L.C.          Common    055622104       2241        40450   X
                 40450
Baker Hughes Inc         Common    057224107       6996       241240   X
                241240
Burlington Resources     Common    122014103       5446       148195   X
                148195
Canadian Natural Resour  Common    136385101       3472       148500   X
                148500
Chevron Corp             Common    166751107      19077       214955   X
                214955
Coastal Corp             Common    190441105       7537       184100   X
                184100
Conoco, Inc.             Common    208251306       1199        43200   X
                 43200
Conoco, Inc. Class B     Common    208251405       6233       227700   X
                227700
Cooper Cameron Corp      Common    216640102        491        13000   X
                 13000
Devon Energy             Common    251799102       6462       155950   X
                155950
Enron Corp               Common    293561106       5954       145000   X
                145000
Enron Oil & Gas          Common    293562104       4161       195800   X
                195800
Exxon Corp               Common    302290101      44770       589074   X
                589074
Forest Oil Corp          Common    346091606       6433       377000   X
                377000
Global Industries        Common    379336100        260        32000   X
                 32000
Halliburton Co           Common    406216101       4424       107900   X
                107900
IRI International        Common    45004F107        499       106500   X
                106500
KN Energy Inc            Common    482620101       2905       129450   X
                129450
Kerr McGee Corp          Common    492386107       9584       174060   X
                174060
MCN Energy Group         Common    55267J100       1665        96900   X
                 96900
Mitchell Energy & Devel  Common    606592301       3003       127800   X
                127800
Mobil Corp               Common    607059102      23996       238175   X
                238175
Murphy Oil               Common    626717102       2314        42800   X
                 42800
Noble Affiliates         Common    654894104       7012       241800   X
                241800
Noble Drilling Company   Common    655042109       5412       247427   X
                247427
Occidental Pete Corp     Common    674599105       8836       382100   X
                382100
Ocean Energy             Common    67481E106      11718      1150280   X
               1150280
Petroleum Geo Services   Common    716597109       3151       165300   X
                165300
Royal Dutch Pete         Common    780257804      35984       609250   X
                609250
Schlumberger LTD         Common    806857108      10892       174800   X
                174800
Spinnaker Exploration C  Common    84855W109       1625       125000   X
                125000
Texaco Inc               Common    881694103      13536       214434   X
                214434
Titan Exploration Inc    Common    888289105       2736       554200   X
                554200
Transocean Offshore Inc  Common    893817106        796        26000   X
                 26000
USX Marathon Group       Common    902905827       8373       286250   X
                286250
Unocal Corp              Common    915289102       5585       150700   X
                150700
Vastar Res Inc           Common    922380100       2502        40000   X
                 40000
Weatherford Internation  Common    947074100        480        15000   X
                 15000
Willbros Group, Inc.     Common    969199108       1112       156000   X
                156000
Williams Companies       Common    969457100       6144       163300   X
                163300
Knightsbridge Tankers L  Common    G5299G106         10          600   X
                   600
Santa Fe International   Common    G7805C108       1878        87090   X
                 87090

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

For 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: 313,424
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